Other Assets - Additional Information (Detail) - Predecessor € in Millions, $ in Millions			12 Months Ended
	Jun. 21, 2016 USD ($)	Jun. 21, 2016 EUR (€)	Dec. 31, 2017
Other Assets [Line Items]
Gain on the sale of membership interest, cash consideration	$ 53.2	€ 47.0
deferred cash consideration [Member]
Other Assets [Line Items]
Gain on the sale of membership interest, consideration received	4.6	4.1
Discount rate			2.20%
Visa Series C preferred stock which is convertible into Visa common shares [Member]
Other Assets [Line Items]
Gain on the sale of membership interest, consideration received	14.6	12.9
Conversion period of preferred stock, description			The convertible preferred shares will convert into Visa common shares at periodic intervals over a 12 year period at Visa's discretion. Additionally, the deferred cash consideration could be reduced, and the conversion factor of the convertible preferred shares could be adjusted down based on the outcome of potential litigation in Europe such that the number of Visa's common shares ultimately received could be as low as zero.
Other Income (Expense) Net
Other Assets [Line Items]
Gain on the sale of membership interest, included in other income	$ 72.4	€ 64.0